Long-Term Debt (Summary of Aggregate Maturities of Long-Term Debt) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
2014	$ 0
2015	1,600,000
2016	6,600,000
2017	1,600,000
2018	1,600,000
Thereafter	1,600,000
Total	$ 13,000,000	$ 13,000,000